PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Property, Plant and Equipment [Abstract]
Plant and building		¥ 143,808	¥ 162,507
Machinery and equipment		96,537	101,543
Furniture and office equipment		12,367	12,367
Motor vehicles		3,590	3,591
Total		256,302	280,008
Accumulated depreciation		(81,313)	(85,600)
Accumulated impairment		(25,873)	(25,873)
Construction in progress			4,213
Plant and equipment, net	$ 21,083	¥ 149,116	¥ 172,748